Corporate information	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Corporate information
1.	Corporate information
Anheuser-Busch InBev is a publicly traded company (Euronext: ABI) based in Leuven, Belgium, with secondary listings on the Mexico (MEXBOL: ANB) and South Africa (JSE: ANH) stock exchanges and with American Depositary Receipts on the New York Stock Exchange (NYSE: BUD). As a company, we dream big to create a future with more cheers. We are always looking to serve up new ways to meet life’s moments, move our industry forward and make a meaningful impact in the world. We are committed to building great brands that stand the test of time and to brewing the best beers using the finest ingredients. Beer is the drink for moderation, and for over a century, we have championed responsible drinking. We are committed to providing our consumers with Balanced Choices to enjoy on any occasion. We also invest in marketing that aims to reinforce positive behaviors, and we work with communities, customers, and partners to promote responsible consumption through evidence-based initiatives.
Our diverse portfolio of well over 400 beer brands includes global brands Budweiser
®
, Corona
®
, Stella Artois
®
and Michelob Ultra
®
; multi-country
brands
Beck’s
®
, Hoegaarden
®
and Leffe
®
; and local champions such as Aguila
®
, Antarctica
®
, Bud Light
®
, Brahma
®
, Cass
®
, Castle
®
, Castle Lite
®
, Cristal
®
, Harbin
®
, Jupiler
®
, Modelo Especial
®
, Quilmes
®
, Victoria
®
, Sedrin
®
and Skol
®
. Our brewing heritage dates back more than 600 years, spanning continents and generations. From our European roots at the Den Hoorn brewery in Leuven, Belgium. To the pioneering spirit of the Anheuser & Co brewery in St. Louis, US. To the creation of the Castle Brewery in South Africa during the Johannesburg gold rush. To Bohemia, the first brewery in Brazil. Geographically diversified with a balanced exposure to developed and developing markets, we leverage the collective strengths of approximately
137 000
employees based in more than 40 countries worldwide. For 2025, AB InBev’s reported revenue was 59.3 billion US dollar (excluding joint ventures and associates).
The unaudited condensed consolidated interim financial statements of the company for the six-month period ended 30 June 2026 comprise the company and its subsidiaries (together referred to as “AB InBev” or the “company”) and the company’s interest in associates, joint ventures and operations. The condensed consolidated interim financial statements for the six-month period ended 30 June 2026 and 2025 are unaudited; however, in the opinion of the company, the interim data include all adjustments necessary for a fair statement of the results for the interim period.
The unaudited condensed consolidated interim financial statements were authorized for issue by the Board of Directors on 29 July 2026.